Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On January 25, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 7,187,500 Class B ordinary shares (the “Founder Shares”). In August 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares for no consideration, resulting in an aggregate of 5,750,000 Class B ordinary shares outstanding (see Note 8). All share and per-share amounts have been retroactively restated to reflect the share surrender. Pursuant to the exercise of the underwriters’ over-allotment option in full, no Founder Shares are subject to forfeiture.

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (a) one year after the completion of a Business Combination or (b) subsequent to a Business Combination (i) if last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On April 7, 2021, the Sponsor transferred 30,000 Founder Shares to each of its three independent director nominees (the “Directors”) (or 90,000 Founder Shares in total) for cash consideration of approximately $0.003 per share (the “Purchase Price”). These awards are subject to ASC 718.

Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share of $2.08 (or a total of $187,489) (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

Administrative Support Agreement

The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor a total of up to $10,000 per month for office space, administrative and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2023, $20,000 and $80,000 of administrative support expenses were incurred, respectively, and are included within operating and formation costs within the accompanying unaudited condensed statements of operations. For the three and nine months ended September 30, 2022, $30,000 and $90,000 of administrative support expenses were incurred, respectively, and are included within operating and formation costs within the accompanying unaudited condensed statements of operations. As of September 30, 2023 and December 31, 2022, there was $20,000 and $20,000 outstanding under the Administrative Support Agreement, and are included within accounts payable — related party on the unaudited condensed balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the initial shareholders or an affiliate of the initial shareholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. In an agreement dated October 17, 2023, the Company amended the Working Capital Loans, effective as of August 7, 2023, to extend the maturity date to April 15, 2024.As of September 30, 2023 and December 31, 2022, the outstanding amount of Working Capital Loans were $661,701, and 25,000, respectively, and were recorded in convertible promissory notes — related party on the condensed balance sheets.

On October 31, 2022, the Company issued a convertible promissory note in the aggregate principal amount of up to $720,000 (the “extension loan”) to its sponsor, Perception Capital Partners II LLC, a Delaware limited liability company (the “sponsor”). The extension loan was issued in connection with certain payments to be made by the sponsor into the trust account of the company pursuant to the Company’s amended and restated certificate of incorporation, to provide the company with an extension of the date by which it must consummate an initial business combination from November 1, 2022 to November 1, 2023 (the “extension”). The contribution(s) and the extension loans will not bear any interest, and will be repayable by the company to the sponsor upon the earlier of (i) the date by which the company must complete an initial business combination and (ii) the consummation of an initial business combination. The extension loans may be settled, at the option of the sponsor, in whole warrants to purchase Class A ordinary shares of the company at a conversion price equal to $1.00 per warrant (the “extension loan warrants”). Each extension loan warrant will entitle the holder thereof to purchase one Class A ordinary share of the company at an exercise price of $11.50 per share, subject to certain adjustments. The extension loan warrants are identical to the warrants included in the units sold in the company’s initial public offering, except that, so long as they are held by the sponsor or its permitted transferees: (1) they will not be redeemable by the company; (2) they (including the Class A ordinary shares issuable upon exercise of the extension loan warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the sponsor until 30 days after the completion of the company’s initial business combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the Class A ordinary shares issuable upon exercise of the extension loan warrants) are entitled to registration rights. The maturity date of the extension loans may be accelerated upon the occurrence of an “event of default” (as defined within the agreement). Any outstanding principal under the extension loans may be prepaid at any time by the company, at its election and without penalty, provided, however, that the sponsor shall have a right to first convert such principal balance of the extension loan upon notice of such prepayment. Furthermore, on April 10, 2023 the company amended the debt, increasing the aggregate principal amount of the extension loan up to $1,200,000. On October 17, 2023 the Company amended the debt, extending the maturity date to January 16, 2024. As of September 30, 2023 and December 31, 2022, $574,815 and $196,631, respectively, is outstanding under the extension loan recorded in convertible promissory notes — related party on the condensed balance sheets.

On March 31, 2023, in association with the Merger Agreement, the Company issued the Spectaire Loan. The Spectaire Loan is non-interest bearing and payable on the date of any termination of the Merger Agreement (the “Maturity Date”), unless accelerated upon the occurrence of an event of default (as defined within the Spectaire Loan). As of September 30, 2023, $818,000 is outstanding under the Spectaire Loan and is recorded in convertible promissory notes — related party on the condensed balance sheets. This balance was cancelled at the closing of the Business Combination on October 19, 2023.

Reimbursed Expenses — Related Party

The Company’s Sponsor, directors and officers, or any of their respective affiliates, are reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. For the three and nine months ended September 30, 2023, a $3,264 reimbursement and $27,185 of such expenses were incurred respectively, and are included in operating and formation costs within the accompanying unaudited condensed statements of operations. As of September 30, 2023 and December 31, 2022, $43,940 and $55,626 was recorded in accounts payable — related party, respectively. For the three and nine months ended September 30, 2022, $85,586 and $232,053 of such expenses were incurred, and are included in operating and formation costs within the accompanying unaudited condensed statements of operations.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 25, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 7,187,500 Class B ordinary shares (the “Founder Shares”). In August 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares for no consideration, resulting in an aggregate of 5,750,000 Class B ordinary shares outstanding (see Note 7). All share and per-share amounts have been retroactively restated to reflect the share surrender. Pursuant to the exercise of the underwriters’ over-allotment option in full, no Founder Shares are subject to forfeiture.

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (a) one year after the completion of a Business Combination or

(b) subsequent to a Business Combination (i) if last reported sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On April 7, 2021, the Sponsor transferred 30,000 Founder Shares to each of its three independent director nominees (the “Directors”) (or 90,000 Founder Shares in total) for cash consideration of approximately $0.003 per share (the “Purchase Price”). These awards are subject to ASC 718.

Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share of $2.08 (or a total of $187,489) (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

Promissory Notes — Related Party

On January 25, 2021, the Company issued an unsecured promissory note to the sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The promissory note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of 223,765 was repaid at the closing of the Initial Public Offering on November 1, 2021. As of December 31, 2022 and December 31, 2021, there were no amounts outstanding under the Promissory Note.

Administrative Support Agreement

The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor a total of up to $10,000 per month for office space, administrative and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. For the year ended December 31, 2022, $120,000 of administrative support expenses were incurred. For the period from January 21, 2021 (inception) through December 31, 2021, $20,000 of administrative support expenses were incurred. As of December 31, 2022 and December 31, 2021, $20,000 and $20,000 related to this agreement is recorded in accounts payable — related party on the balance sheet.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the initial shareholders or an affiliate of the initial shareholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022, the outstanding amount of Working Capital Loans were $25,000. No Working Capital Loans were outstanding as of December 31, 2021.

On October 31, 2022, the Company issued a convertible promissory note in the aggregate principal amount of up to $720,000 (the “extension loan”) to its sponsor, Perception Capital Partners II LLC, a Delaware limited liability company (the “sponsor”). The extension loan was issued in connection with certain payments to be made by the sponsor into the trust account of the company pursuant to the company’s amended and restated certificate of incorporation, to provide the company with an extension of the date by which it must consummate an initial business combination from November 1, 2022, to May 1, 2023 (the “extension”). The contribution(s) and the extension loans do not bear any interest and will be repayable by the company to the sponsor upon the earlier of (i) the date by which the company must complete an initial business combination and (ii) the consummation of an initial business combination. The extension loans may be settled, at the option of the sponsor, in whole warrants to purchase Class A ordinary shares of the company at a conversion price equal to $1.00 per warrant (the “extension loan warrants”). Each extension loan warrant will entitle the holder thereof to purchase one Class A ordinary share of the company at an exercise price of $11.50 per share, subject to certain adjustments. The extension loan warrants are identical to the warrants included in the units sold in the company’s initial public offering, except that, so long as they are held by the sponsor or its permitted transferees: (1) they will not be redeemable by the company; (2) they (including the Class A ordinary shares issuable upon exercise of the extension loan warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the sponsor until 30 days after the completion of the company’s initial business combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the Class A ordinary shares issuable upon exercise of the extension loan warrants) are entitled to registration rights. The maturity date of the extension loans may be accelerated upon the occurrence of an “event of default” (as defined within the agreement). Any outstanding principal under the extension loans may be prepaid at any time by the company, at its election and without penalty, provided, however, that the sponsor shall have a right to first convert such principal balance of the extension loan upon notice of such prepayment. As of December 31, 2022, $196,631 is outstanding under the extension loan.

Reimbursed Expenses — Related Party

The Company’s Sponsor, directors and officers, or any of their respective affiliates, are reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. As of December 31, 2022, $316,861 of such expenses were incurred. As of December 31, 2022, $84,808 was recorded in accounts payable — related party. For the period from January 21, 2021 (inception) through December 31, 2021 $29,182 of such expenses were incurred. As of December 31, 2021, $29,182 of such expenses were recorded in accounts payable — related party.